Schedule of Federal Effective Tax Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S. federal income tax rate	21.00%	21.00%	21.00%	21.00%
Tax rate difference	4.00%	4.00%
Tax rate difference			4.00%	4.00%
Nontaxable items
GILTI tax
Others			(1.20%)	(30.00%)
Valuation allowance	(25.00%)	(29.80%)	(25.00%)	6.60%
Effective tax rate		(4.80%)	(1.20%)	1.40%